Fair Value Measurements (Details) - Schedule of Roll-Forward of the Company’s Level 3 Liabilities $ in Thousands	9 Months Ended
Sep. 30, 2023 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, December 31, 2022
Additions	26,730
Change in fair value	(10,259)
Converted to equity
Balance, September 30, 2023	16,471
Earn-out liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, December 31, 2022
Additions	99,659
Change in fair value	(61,066)
Converted to equity	(19,375)
Balance, September 30, 2023	19,218
Warrant Liabilities Series A [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, December 31, 2022
Additions	17,459
Change in fair value	(5,271)
Converted to equity
Balance, September 30, 2023	12,188
Warrant liabilities Series B [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, December 31, 2022
Additions	9,271
Change in fair value	(4,988)
Converted to equity
Balance, September 30, 2023	4,282
SAFE Agreement liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, December 31, 2022	18,314
Additions
Change in fair value	2,353
Converted to equity	(20,667)
Balance, September 30, 2023